LOANS, FINANCING AND DEBENTURES - Interest and non-current funding (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Interest on financing	R$ 1,162,959	R$ 1,204,490
Non-current funding	2,308,780	2,451,047
Current borrowings	3,471,739	3,655,537
Non-current
Non-current funding	71,734,198	75,973,092
Non-current borrowings	71,734,198	75,973,092
Total
Interest on financing	1,162,959	1,204,490
Non-current funding	74,042,978	78,424,139
Total borrowings	R$ 75,205,937	R$ 79,628,629	R$ 72,899,882